Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Letters of credit outstanding	$ 3.8
Performance and financial bonds	15.9
Performance bonds, estimated exposure	$ 8.9
Performance bonds | Minimum
Commitments and contingencies
Period over which performance bonds are outstanding	1 year
Performance bonds | Maximum
Commitments and contingencies
Period over which performance bonds are outstanding	5 years